Related Party Transactions (Details Narrative)											1 Months Ended	12 Months Ended
	May 24, 2019 USD ($)	Apr. 18, 2019 CAD ($)	Feb. 28, 2019 shares	Feb. 28, 2019 shares	Feb. 27, 2019 USD ($) shares	Feb. 27, 2019 USD ($) shares	Mar. 19, 2018 USD ($)	Mar. 19, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 26, 2019 USD ($)	Mar. 26, 2019 CAD ($)	Feb. 27, 2019 CAD ($)	Jan. 28, 2019 USD ($)	Jan. 28, 2019 CAD ($)	Sep. 27, 2018 USD ($)	Sep. 27, 2018 CAD ($)	Jan. 31, 2018 CAD ($)	Oct. 11, 2017 USD ($)	Oct. 11, 2017 CAD ($)
Debt instrument, principal amount					$ 2,845,414	$ 2,845,414
Debt conversion, converted Instrument, shares issued | shares					19,711,362
Proceeds from secured convertible debt													$ 1,653,883
Multiple Parties [Member]
Number of shares issued for services						$ 1,268,378
Number of shares issued for services, shares | shares						634,189
CAD [Member]
Debt instrument, principal amount																$ 3,740,431
CAD [Member] | CHT Agreement [Member] | Cash Payment [Member]
Repayments to related party debt		$ 230,170
CAD [Member] | CHT Agreement [Member] | Legal Fees in Connection with Agreement [Member]
Repayments to related party debt		$ 25,170
Demand Non-Interest Unsecured Promissory Note [Member]
Debt instrument, principal amount					$ 85,756	$ 85,756								$ 98,351			$ 85,756		$ 85,756
Repayments to related party debt	$ 85,756
Debt conversion, converted Instrument, shares issued | shares				542,036
Debt original issue discount														23,663					$ 11,110
Demand Non-Interest Unsecured Promissory Note [Member] | Repayment of Debt [Member]
Repayments to related party debt	$ 95,351
Demand Non-Interest Unsecured Promissory Note [Member] | CAD [Member]
Debt instrument, principal amount															$ 131,683	$ 111,110		$ 125,000		$ 111,110			$ 100,000
Debt original issue discount														$ 31,683
Unsecured Debentures [Member]
Debt instrument, principal amount									$ 311,967
Debt conversion, converted Instrument, shares issued | shares			2,768,098
Debt conversion, description									Under the terms of the Unsecured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Unsecured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive 120% of the amount of the common shares issued of common share purchase warrants with an exercise price equal to the issue price.	Under the terms of the Unsecured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Unsecured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive 120% of the amount of the common shares issued of common share purchase warrants with an exercise price equal to the issue price.
Debt instrument, maturity date									Jul. 31, 2018	Jul. 31, 2018
Debt instrument, interest rate									10.00%												10.00%
Unsecured Debentures [Member] | Right to Receive Warrants [Member]
Debt conversion, converted Instrument, shares issued | shares					12,682,749
Unsecured Debentures [Member] | Secured Convertible Debenture Agreement [Member]
Proceeds from secured convertible debt									$ 1,218,620
Debt conversion, description									The Secured Debentures were secured against the general assets and intellectual property of the Company. Under the terms of the Secured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Secured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price.	The Secured Debentures were secured against the general assets and intellectual property of the Company. Under the terms of the Secured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Secured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price.
Debt instrument, maturity date									Jul. 31, 2018	Jul. 31, 2018
Debt instrument, interest rate									10.00%												10.00%
Unsecured Debentures [Member] | Secured Convertible Debenture Agreement [Member] | Initial Installment [Member]
Proceeds from secured convertible debt									$ 609,310
Unsecured Debentures [Member] | Secured Convertible Debenture Agreement [Member] | Final Installment [Member]
Proceeds from secured convertible debt							$ 573,307
Unsecured Debentures [Member] | CAD [Member]
Debt instrument, principal amount																					$ 384,000
Unsecured Debentures [Member] | CAD [Member] | Secured Convertible Debenture Agreement [Member]
Proceeds from secured convertible debt										$ 1,500,000
Unsecured Debentures [Member] | CAD [Member] | Secured Convertible Debenture Agreement [Member] | Initial Installment [Member]
Proceeds from secured convertible debt										$ 750,000
Unsecured Debentures [Member] | CAD [Member] | Secured Convertible Debenture Agreement [Member] | Final Installment [Member]
Proceeds from secured convertible debt								$ 750,000
Companion Healthcare Corporation [Member]
Deposit received, amount											$ 135,232
Scott Woodrow [Member] | Demand Non-Interest Unsecured Promissory Note [Member]
Debt instrument, principal amount																						$ 80,276